Shareholder Report, Line Graph (Details)	6 Months Ended
Apr. 30, 2025
C000104446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000112502 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000112503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000112949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000112950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
J P Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI Global Diversified Index
iBoxx Global Government Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	iBoxx Global Government Index
J P Morgan GBI EM Global Diversified 15 Cap 4 Floor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index
J P Morgan CEMBI Broad Diversified Core Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CEMBI Broad Diversified Core Index
J P Morgan USD Emerging Markets High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan USD Emerging Markets High Yield Bond Index
Markit iBoxx Global Developed Markets High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® Global Developed Markets High Yield Index
Markit iBoxx Global Developed Markets ex US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® Global Developed Markets ex-US High Yield Index